Taxes - Income Tax Assessments (Details) $ in Millions	3 Months Ended
Dec. 31, 2020 USD ($)
Income tax examination
Possible additional taxable income based on IRS assessment	$ 4,500
India Tax Authorities
Income tax examination
Prepaid income taxes	$ 742